Registration Nos. 333-08919

811-07729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 28	☒

(Check appropriate box or boxes.)

HANSBERGER INTERNATIONAL SERIES

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02119

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HANSBERGER INTERNATIONAL SERIES

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of May, 2011.

HANSBERGER INTERNATIONAL SERIES

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	May 20, 2011

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	May 20, 2011

Graham T. Allison, Jr.* Graham T. Allison, Jr.	Trustee	May 20, 2011

Charles D. Baker* Charles D. Baker	Trustee	May 20, 2011

Edward A. Benjamin * Edward A. Benjamin	Trustee	May 20, 2011

Robert J. Blanding * Robert J. Blanding	Trustee	May 20, 2011

Daniel M. Cain * Daniel M. Cain	Trustee	May 20, 2011

Kenneth A. Drucker * Kenneth A. Drucker	Trustee	May 20, 2011

John T. Hailer * John T. Hailer	Trustee	May 20, 2011

Wendell J. Knox * Wendell J. Knox	Trustee	May 20, 2011

Sandra O. Moose * Sandra O. Moose	Trustee, Chairperson of the Board	May 20, 2011

Erik Sirri * Erik Sirri	Trustee	May 20, 2011

Peter Smail * Peter Smail	Trustee	May 20, 2011

Cynthia L. Walker * Cynthia L. Walker	Trustee	May 20, 2011

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact **/***/****/*****/******/*******
May 20, 2011

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to PEA No. 19 to the Registration Statement filed on September 14, 2007.
***	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit q(ii) to PEA No. 22 to the Registration Statement filed on April 30, 2009.
****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit q(iii) to PEA No. 23 to the Registration Statement filed on March 1, 2010.
*****	Power of Attorney for Erik Sirri is incorporated by reference to exhibit q(iv) to PEA No. 23 to the Registration Statement filed on March 1, 2010.
******	Power of Attorney for Peter Smail is incorporated by reference to exhibit q(v) to PEA No. 23 to the Registration Statement filed on March 1, 2010.
*******	Power of Attorney for Charles D. Baker is incorporated by reference to exhibit q(vi) to PEA No. 25 to the Registration Statement filed on April 29, 2011.

Hansberger International Series

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase